RISKS ASSOCIATED WITH TORM'S ACTIVITIES (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Effect of a 10% increase of DKK and EUR:
Changes in profit before tax		$ (2.5)	$ (1.7)
Changes in equity		$ (2.5)	$ (1.7)
SENSITIVITY TO CHANGES
Effect of a 10% increase of DKK and EUR:
Changes in profit before tax	$ (2.1)
Changes in equity	$ (2.1)